Net finance income: (Tables)	12 Months Ended
Dec. 31, 2021
Net finance income:
Schedule of finance income and finance costs

	2021	2020

Interest income	$233	$1,045
Foreign exchange gain	1,683	179
Finance income	1,916	1,224

Interest expense on lease liability (note 5)	(29)	(17)
Interest and bank charges	(26)	(22)
Finance costs	(55)	(39)
Net finance income	$1,861	$1,185